Impairment Losses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012 property	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010 property
Long Lived Assets Held-for-sale [Line Items]
Percentage of shortfall on cash flow or operating performance to determine significant underperformance	15.00%			15.00%
Assumed holding period for core assets	10 years			10 years
Impairment losses on hotels held for use		$ 2.7
Number of held for use hotels with current period impairment losses			0
Impairment loss on hotels held for sale				7.7	9.8	6.1
Impairment loss on hotels held for sale and sold				8.2	10.5	7.0
Number of held for sale hotels, recorded for impairment				16	11	8
Number of hotels sold with previous impairment losses				6	10	10
Recovery of previously recorded impairment loss on assets held for sale and sold				0.5	0.7
Two Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on assets held for sale and sold				0.2	0.3
Number of held for sale hotels with impairment recovery				2	2
Six Hotels Sold [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on assets held for sale and sold				0.3
Number of hotels sold with impairment recovery at sale				6
Eight Hotels Sold [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on assets held for sale and sold					0.4
Number of hotels sold with impairment recovery at sale					8
One Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on assets held for sale and sold						0.3
Number of held for sale hotels with impairment recovery						1
Seven Hotels Sold [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on assets held for sale and sold						0.6
Number of hotels sold with impairment recovery at sale						7
Eleven Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels held for sale	0.5
Number of held for sale hotels, recorded for impairment	11
One Held For Sale Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use			0.1
Number of held for sale hotels with impairment recovery			1
Four Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels held for sale and sold			0.7
Number of held for sale hotels, recorded for impairment			4
Six Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels held for sale			1.1
Number of held for sale hotels, recorded for impairment			6
One Hotel Reclassified As Held For Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of hotels reclassified as held for use			1
Recovery of previously recorded impairment loss on hotels held for sale or use			0.3
Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period	3 years			3 years
Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period	5 years			5 years
Two Held For Use Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of held for use hotels with impairment charges		1			2
Impairment losses on hotels held for use					4.5
Number of held for use hotels with current period impairment losses					2
One Held For Use Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of held for use hotels with impairment charges						1
Impairment losses on hotels held for use				2.7		2.1
Impairment recovery on reclassified assets				$ 0.3
Number of hotels reclassified as held for use				1
Number of held for use hotels with current period impairment losses				1		1